Other current operating assets and liabilities	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other current operating assets
3.6 Other current operating assets and liabilities

(CHF in thousands)	6/30/2022	12/31/2021

Prepaid expenses	27,467	16,492
Indirect taxes (VAT/GST) receivables	29,541	26,934
Other current assets	11,465	4,598
Other current operating assets	68,473	48,024

(CHF in thousands)	6/30/2022	12/31/2021

Accrued expenses	90,843	54,921
Indirect taxes (VAT/GST) payables	22,466	19,233
Social security payables	18,366	40,837
Other current liabilities	9,534	6,682
Other current operating liabilities	141,209	121,673
Accrued expenses mainly comprise accruals for outstanding vendor invoices and include personnel expenses such as bonus and vacation pay. Anticipated sales returns and the corresponding liabilities are reported in other current assets and liabilities, respectively. Other current operating liabilities mainly include employers' and employees' commitments based on local legal requirements related to share-based compensation.
Other current operating liabilities
3.6 Other current operating assets and liabilities

(CHF in thousands)	6/30/2022	12/31/2021

Prepaid expenses	27,467	16,492
Indirect taxes (VAT/GST) receivables	29,541	26,934
Other current assets	11,465	4,598
Other current operating assets	68,473	48,024

(CHF in thousands)	6/30/2022	12/31/2021

Accrued expenses	90,843	54,921
Indirect taxes (VAT/GST) payables	22,466	19,233
Social security payables	18,366	40,837
Other current liabilities	9,534	6,682
Other current operating liabilities	141,209	121,673
Accrued expenses mainly comprise accruals for outstanding vendor invoices and include personnel expenses such as bonus and vacation pay. Anticipated sales returns and the corresponding liabilities are reported in other current assets and liabilities, respectively. Other current operating liabilities mainly include employers' and employees' commitments based on local legal requirements related to share-based compensation.